Variable Interest Entities - Additional Information (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 JPY (¥)
Variable Interest Entity [Line Items]
Net investment related to VIE | ¥	¥ 149,371		¥ 164,874
Joint ventures with companies involved in production and creation of recorded music
Variable Interest Entity [Line Items]
Variable interest entity primary beneficiary, aggregate total assets | ¥	28,446
Variable interest entity primary beneficiary, aggregate total liabilities | ¥	¥ 2,474
DH Publishing, L.P. | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Net investment related to VIE		$ 184,000,000
Net payable related to VIE		7,000,000
Amount of maximum exposure to losses		177,000,000
Subsidiary in Pictures Segment | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Amount of maximum exposure to losses		$ 50,000,000